Currency translation rates (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure of foreign exchange rates [text block]
Closing exchange rate Average rate
1
As of
For the quarter

ended
Year-to-date
30.6.22 31.3.22 31.12.21 30.6.21 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
1 CHF 1.05 1.08 1.10 1.08 1.04 1.08 1.10 1.06 1.09
1 EUR 1.05 1.11 1.14 1.19 1.06 1.12 1.20 1.09 1.20
1 GBP 1.22 1.31 1.35 1.38 1.25 1.33 1.39 1.29 1.39
100 JPY 0.74 0.82 0.87 0.90 0.76 0.85 0.91 0.80 0.92
1 Monthly income statement

items of operations

with a functional

currency other than the

US dollar are translated

into US dollars

using month-end rates.

Disclosed average

rates for a quarter

represent an average

of
three month-end rates, weighted

according to

the income and expense volumes

of all operations of the Group with the same functional

currency for each month. Weighted

average rates for individual

business divisions
may deviate from the weighted

average rates for

the Group.